As filed with the Securities and Exchange Commission on May 17, 2016
================================================================================
                                            1933 Act Registration No. 333-125751
                                             1940 Act Registration No. 811-21774


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Post-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 87                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 87                                                            [X]


                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ___________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust Capital Strength ETF, First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust Dow Jones Internet Index Fund, First Trust Dow Jones Select MicroCap Index Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust Total US Market AlphaDEX(R) ETF, First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund and First Trust Value Line(R) Dividend Index Fund, each a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 17th day of May, 2016.


                                          FIRST TRUST EXCHANGE-TRADED FUND



                                          By:  /s/ James M. Dykas
                                               ---------------------------------

                                               James M. Dykas, President and
                                               Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                                 DATE

                            President and Chief Executive         May 17, 2016
/s/ James M. Dykas          Officer
-------------------------
    James M. Dykas
                            Treasurer, Chief Financial Officer    May 17, 2016
/s/ Donald P. Swade         and Chief Accounting Officer
-------------------------
    Donald P. Swade

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )      BY: /s/ W. Scott Jardine
                                             )         -------------------------
                                             )              W. Scott Jardine
Thomas R. Kadlec*                    Trustee )              Attorney-In-Fact
                                             )              May 17, 2016
                                             )
Robert F. Keith*                     Trustee )
                                             )
                                             )
Niel B. Nielson *                    Trustee )
                                             )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.



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